Employee benefits - Summary of Change in Defined Benefit Obligation for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	$ 7.5	₨ 546.7	₨ 527.2	₨ 525.2
Interest cost	0.1	5.6	10.5	1.6
Actuarial (gains) / losses arising from changes in financial assumptions	(2.9)	(213.5)	123.8	368.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(2.7)	(196.6)	(598.7)	(213.4)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities	2.1	150.4
Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	38.9	2,847.5	4,223.3
Service cost	7.5	546.7	527.2
Interest cost	0.6	45.7	68.1
Actuarial (gains) / losses arising from changes in financial assumptions	(2.9)	(213.5)	123.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(2.7)	(196.6)	(598.7)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities	2.1	150.4
Benefits paid from plan assets	(2.6)	(190.9)	(1,329.2)
Benefits paid directly by employer	(0.3)	(19.4)	(174.3)
Foreign currency translation	1.9	140.9	7.3
End of the year	$ 42.5	₨ 3,110.8	₨ 2,847.5	₨ 4,223.3